FVM - Valuation adjustments: Own credit adjustments on financial liabilities designated at fair value (Detail) - Included in Other comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Recognized during the year:
Realized gain / (loss)	$ (3)	$ 22	$ 18
Unrealized gain / (loss)	519	(337)	(152)
Total gain / (loss), before tax	517	(315)	(134)
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	320	(200)	139
UBS AG
Recognized during the year:
Realized gain / (loss)	(3)	22	18
Unrealized gain / (loss)	519	(337)	(152)
Total gain / (loss), before tax	517	(315)	(134)
Recognized on the balance sheet as of the end of the year:
Unrealized life-to-date gain / (loss)	$ 320	$ (200)	$ 139